Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventories Net

December 31

(add 000)	2014	2013
Finished products	$413,766	$368,334
Products in process and raw materials	65,250	16,077
Supplies and expendable parts	125,092	61,922
	604,108	446,333
Less allowances	(119,189)	(99,026)
Total	$484,919	$347,307